Financial instruments (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of contractual maturity analysis for financial liabilities
The aggregate amount of scheduled principal repayments, excluding any potential Excess Cash Flow Payments, required in each of the next five years is as follows:

$

Year ending June 30, 2019	10,524
2020	8,611
2021	8,254
2022	7,440
2023 and beyond	759,225
Contractual maturity analysis for financial liabilities

		Less than	1 to 3	4 to 5	After 5
	Total	1 year	years	years	years
	$	$	$	$	$

Bank indebtedness	16,350	16,350	—	—	—
Accounts payable and accrued liabilities	130,545	130,545	—	—	—
Interim production financing	93,683	93,683	—	—	—
Other liabilities	8,150	—	8,150	—	—
Senior Unsecured Convertible Debentures	193,474	8,225	16,450	16,450	152,349
Term Facility	747,021	24,197	47,856	47,273	627,695
Finance lease obligations	9,435	4,364	4,132	939	—

	1,198,658	277,364	76,588	64,662	780,044

Disclosure of fair value measurement of liabilities

The following table summarizes the fair value and carrying value of other financial liabilities that are not recognized at fair value on a recurring basis on the consolidated balance sheets:

	As at

	June 30, 2018			June 30, 2017
	Fair value hierarchy	Fair value liability	Carrying value	Fair value hierarchy	Fair value liability	Carrying value

Term Facility(1)	Level 2	645,298	645,298	Level 2	642,363	642,363
Senior Unsecured Notes(2)	Level 2	—	—	Level 2	225,000	225,000
Obligations under finance leases	Level 2	8,757	8,757	Level 2	8,245	8,245
Special Warrants	Level 3	—	—	Level 3	140,000	140,000
Senior Unsecured Convertible Debentures(3)	Level 1	123,200	130,355	N/A	—	—
Interim production financing(4)	Level 2	93,683	93,683	Level 2	101,224	101,224
Other liabilities(5)	Level 3	8,150	8,150	Level 3	11,422	11,422

(1) The interest rates on the Term Facility resets regularly; therefore, the fair value, using a market approach approximates the carrying value.
(2) Management estimates the fair value using a market approach, based on publicly disclosed trades between arm's length parties.
(3) The fair value of the convertible debentures is based on market quotes as these are actively traded on the open exchange.
(4) Interim production financing bears interest at variable rates, therefore management believes the fair value approximates the carrying value.
(5) The fair value of other liabilities, which includes the tangible benefit obligations, the long-term portion of certain other contractual liabilities and excludes deferred lease inducements, was estimated based on discounting the expected future cash flows. The key unobservable assumptions in calculating the fair value are the timing of the payments over the next four years related to the tangible benefit obligation included in other liabilities, and the discount rate used for discounting the other liabilities.

	As at

	June 30, 2018		June 30, 2017
	Fair value hierarchy	Fair value(1)	Fair value hierarchy	Fair value(1)
Derivatives
Embedded derivatives (2)	Level 2	(11,940)	Level 2	—
Foreign currency forwards (3)	Level 2	(61)	Level 2	(174)

(1) The Company values its derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs to the valuation model.
(2) The fair values of embedded derivatives are determined using valuation models.
(3) The fair value of forward currency contracts is determined using prevailing exchange rates.